Provisions	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Disclosure Of Provisions [Abstract]
Provisions
7.	Provisions

(a)
During the year ended March 31, 2019, the Company received a judgment from the Superior Court of Québec (the “Court”) in respect of certain royalty payments alleged to be owed and owing to a former chief executive officer of the Company (the “Former CEO”) pursuant to the terms of an agreement entered into on February 23, 2001 between Neptune and the Former CEO (the “Royalty Agreement”). The Company appealed the judgment which was dismissed by the Court of Appeal of Québec in February 2021. Under the terms of the Royalty Agreement and as maintained by the court, annual royalties of
 1
%
of the sales and other revenue made by the Company on a consolidated basis are payable by the Company to the Former CEO biannually, but only to the extent that the cost of the royalty would not cause the Company to have a loss before interest, taxes and amortization (in which case, the payments would be deferred to the following fiscal year).

As of September 30, 2022, a provision of $532,614
(March 31,
2022—$
362,809
)
has been recorded by the Company. During the three and
six-month
periods ended September 30, 2022, the Company increased the provision by $90,625 and $216,829 respectively, recorded foreign currency translation adjustments of $(35,993) and $(47,024) respectively, and made no payments to the Former CEO in relation to this provision. During the three and six-month
periods ended September 30, 2021, the Company increased the provision by $399,005 and $515,472 respectively, recorded foreign currency translation adjustments of $(21,962) and $9,811 respectively, and made payments totaling $354,287 and $1,771,506 respectively to the Former CEO in relation to this provision.
Effective as of September 20, 2022, the Company notified the Former CEO that it was exercising its legal rights to terminate the Royalty Agreement. In response to such termination, the Former CEO is seeking a declaratory judgment that the Company did not have the legal right to terminate the Royalty Agreement.

(b)
In September 2020, Neptune submitted a claim and demand for arbitration against Peter M. Galloway and PMGSL Holdings, LLC (collectively “PMGSL”) in accordance with the SugarLeaf Asset Purchase Agreement (“APA”) dated May 9, 2019 between Neptune, PMGSL, Peter M. Galloway and Neptune Holding USA, Inc. Separately, PMGSL submitted a claim and demand for arbitration against Neptune. The Neptune claims and PMGSL claims have been consolidated into a single arbitration and each are related to the purchase by Neptune of substantially all of the assets of the predecessor entities of PMGSL Holdings, LLC. Neptune is claiming, among other things, breach of contract and negligent misrepresentation by PMGSL in connection with the APA and is seeking, among other things, equitable restitution and any and all damages recoverable under law. PMGSL is claiming, among other things, breach of contract by Neptune and is seeking, among other things, payment of certain compensation contemplated by the APA. A merit hearing in the arbitration took place in April 2022 and August 1, 2022. While Neptune believes there is no merit to the claims brought by PMGSL, a judgment in favor of PMGSL may have a material adverse effect on our business and Neptune intends to continue vigorously defending itself. Based on currently available information, a provision of $600,000 has been recognized for this case as at September 30
, 2022 ($600,000
as at March 31, 2022).

(c)
A supplier of cannabis initiated a lawsuit against the Company’s subsidiary, 9354-7537 Quebec Inc., (“9354”) for breach of a Wholesale Cannabis Supply Agreement (the “Supply Agreement”) for the purchase of cannabis trim. The purchased trim was rejected by 9354 due to quality concerns. The supplier refused to refund the purchase price and ultimately sued 9354 for breach of the Supply Agreement. The matter proceeded to trial in November 2021, and on March 23, 2022, an arbitrator entered an arbitration award against 9354 for the full purchase price of the trim. With fees and costs, the final arbitrator’s award entered against 9354 was
 $1,127,024
,
plus applicable interest. During the quarter ended June 30, 2022, the parties engaged into settlement negotiations which resulted in the execution of a settlement agreement dated
 July 13, 2022
. As at June 30, 2022, the payable was revised to the settlement amount of $543,774 which resulted in the recognition of a settlement gain of $583,430 under Selling, general and administrative expenses for the three-month period ended June 30, 2022. During the three-month period ended September 30, 2022, the Company made a payment of $328,439 to the supplier, and recorded foreign currency translation adjustments of $(15,814
). As at September 30, 2022, the balance of this payable was $199,521
($1,127,024
as at March 31, 2022) and it was paid on October 12, 2022. This provision was included in trade and other payables as at March 31, 2022 and September 30, 2022.

(d)
On March 16, 2021, a purported shareholder class action was filed in United States District Court for the Eastern District of New York against the Company and certain of its current and former officers alleging violations of Section 10(b) and 20(a) of the Securities Exchange Act of 1934, with respect to the Company’s acquisition of SugarLeaf Labs, Inc. On October 21, 2022, the Company announced that it had agreed to settle and resolve the purported shareholder class action for a gross payment to the class of between $4 and $4.25 million, with the exact amount being within the Company’s control and dependent on the type of consideration used. The settlement is subject to court approval and certification by the court of the class. An installment of $500,000 will be made seven days after the approval date, with two additional payments to be made 30 days and 60 days after the first payment. The rest is payable either in cash ($2,500,000) or in shares ($2,750,000) at Neptune’s election. As of September 30, 2022, a provision and an expense within selling, general administration of $4,000,000 (March 31, 2022 - nil) has been recorded by the Company.

(e)	As at September 30, 2022, the Company has various additional other provisions for legal fees obligations for an aggregate amount of $728,090 (March 31, 2022 – $155,804).

11.	Provisions

(a)
During the year ended March 31, 2019, the Corporation received a judgment from the Superior Court of Québec (the “Court”) in respect of certain royalty payments alleged to be owed and owing to a former chief executive officer of the Corporation (the “Former CEO”) pursuant to the terms of an agreement entered into on February 23, 2001 between Neptune and the Former CEO (the “Royalty Agreement”). The Corporation appealed the judgment which was dismissed by the Court of Appeal of Québec in February 2021. Under the terms of the Royalty Agreement and as maintained by the court, annual royalties of 1
% of the sales and other revenue made by the Corporation on a consolidated basis are payable by the Corporation to the Former CEO biannually, but only to the extent that the cost of the royalty would not cause the Corporation to have a loss before interest, taxes and amortization (in which case, the payments would be deferred to the following fiscal year).
As of
March 31, 2022, a provision of $362,809 (March 31, 2021 - $1,489,854) has been recorded by the Corporation. During the current fiscal year, the Corporation increased the provision by $626,914, recorded foreign currency translation adjustments of $4,122 and made payments totaling $1,758,081 to the Former CEO in relation to this provision. During the prior fiscal year, the Corporation increased the provision by $571,619, recorded foreign currency translation adjustments of $124,818 and made no payments to the Former CEO in relation to this provision.

(b)
In September 2020, Neptune submitted a claim and demand for arbitration against Peter M. Galloway and PMGSL Holdings, LLC (collectively “PMGSL”) in accordance with the SugarLeaf Asset Purchase Agreement (“APA”) dated May 9, 2019 between Neptune, PMGSL, Peter M. Galloway and Neptune Holding USA, Inc. Separately, PMGSL submitted a claim and demand for arbitration against Neptune. The Neptune claims and PMGSL claims have been consolidated into a single arbitration and each are related to the purchase by Neptune of substantially all of the assets of the predecessor entities of PMGSL Holdings, LLC. Neptune is claiming, among other things, breach of contract and negligent misrepresentation by PMGSL in connection with the APA and is seeking, among other things, equitable restitution and any and all damages recoverable under law. PMGSL is claiming, among other things, breach of contract by Neptune and is seeking, among other things, payment of certain compensation contemplated by the APA. A merit hearing in the arbitration started in April 2022 with a further week of testimony starting August 1, 2022. On June 15, 2022, a one-day hearing took place on Neptune’s motion to enforce a settlement agreement reached on April 2021 (which was repudiated by PMGSL in June 2021). Final oral argument is scheduled for July

7,
2022, after which the arbitrator will issue a decision on whether the settlement is enforceable. While Neptune believes there is no merit to the claims brought by PMGSL, a judgment in favor of PMGSL may have a material adverse effect on our business and Neptune intends to continue vigorously defending itself. Based on currently available information, a provision of

$600,000 has been recognized for this case as at March 31, 2022 ($600,000 as at March 31, 2021).

(c)
A supplier of cannabis initiated a lawsuit against 9354-7537 Quebec Inc. (operating as Neptune Wellness Solutions, Inc.) (“Neptune”) for breach of a Wholesale Cannabis Supply Agreement (the “Supply Agreement”) for the purchase of cannabis trim. The purchased trim was rejected by Neptune due to quality concerns. The supplier refused to refund the purchase price and ultimately sued Neptune for breach of the Supply Agreement. The matter proceeded to trial in November 2021, and on March 23, 2022, an arbitrator entered an arbitration award against Neptune for the full purchase price of the trim. With fees and costs, the final arbitrator’s award entered against Neptune is of $1,127,024, plus applicable interest. A provision of $1,127,024 has been recognized in trade and other payables.

(d)
On November 15, 2021, the Corporation announced restructuring initiatives. These initiatives resulted in immediate reductions in personnel and a severance charge of $850,799 and was paid before year-end.

(e)	As at March 31, 2022, the Corporation has various additional other provisions for legal obligations for an aggregate amount of $155,804 (March 31, 2021 – $155,804).